Accounts Receivable	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Accounts Receivable	5 - ACCOUNTS RECEIVABLE
	March 31, 2017	March 31, 2016
	$	$
Trade accounts receivable	80,140	47,362
Allowance for doubtful accounts	(10,192)	-
Other	11,740	10,945
	81,688	58,307